Cover Page	12 Months Ended
Apr. 30, 2023 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Apr. 30, 2023
Current Fiscal Year End Date	--04-30
Document Transition Report	false
Document Shell Company Report	false
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Central Index Key	0001962845
Entity File Number	001-41749
Entity Registrant Name	PIXIE DUST TECHNOLOGIES, INC.
Entity Incorporation, State or Country Code	M0
Entity Address, Address Line One	2-20-5 Kanda Misaki-cho
Entity Address, Address Line Two	Chiyoda-ku
Entity Address, City or Town	Tokyo
Entity Address, Postal Zip Code	101-0061
Entity Address, Country	JP
Title of 12(b) Security	American Depositary Shares, each representing one common share Common Shares, no par value
Trading Symbol	PXDT
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	13,035,600
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Firm ID	23
Auditor Name	Baker Tilly US, LLP
Auditor Location	Irvine, California
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	2-20-5 Kanda Misaki-cho
Entity Address, Address Line Two	Chiyoda-ku
Entity Address, City or Town	Tokyo
Entity Address, Postal Zip Code	101-0061
Entity Address, Country	JP
Contact Personnel Name	Yoshiyuki Sekine
Country Region	81
City Area Code	(0)3
Local Phone Number	5244-4880
Contact Personnel Fax Number	81-(0)3-5244-4881